Intangible Assets, Net (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Intangible Assets, Net [Abstract]
Amortization expenses	$ 0.5	2.8	1.9	1.0
Estimated amortization expenses [Abstract]
2014		2.6
2015		2.3
2016		1.8
2017		1.0
2018		0.2